Share based compensation	12 Months Ended
Dec. 31, 2023
Share based compensation
Share based compensation

32Share based compensation

The Group has adopted a share-based compensation plan, namely the Aesthetic Medical International Holdings Group Limited Share Incentive Plan, (the “Share Incentive Plan”) and Performance Incentive Plan (the “Performance Incentive Plan”). The Share Incentive Plan was approved by the board of directors of the Company on 1 June 2019. According to the Share Incentive Plan, 5,940,452 ordinary shares were held as treasury shares of the Company as of 31 December 2019. These ordinary shares have been reserved to be issued to any qualified employees, directors and consultant as determined by the board of directors of the Company. The options will be exercisable only if option holders continue their employment before exercising the options. The maximum term of any issued stock option is ten years from the grant date.

One-fourth (1/4) of granted options shall vest and become exercisable upon the first anniversary of the effective date of a registration statement covering any public offering of the Company’s securities (“First Vesting Date”). The remaining 75% of the total number of ordinary shares subject to the option shall vest in 36 equal monthly installments, with the first installment vesting on the last day of the month following First Vesting Date and an additional installment vesting on the last day of each of the 35 months thereafter.

The option holder may elect at any time to exercise any part or all of the vested options before the expiry date.

32Share based compensation (Continued)

Movements in the number of options for the year ended 31 December 2022 and 2023 are as follows:

		Weighted-	Weighted-
	Number of	average	average grant
	options	exercise price	date fair value
		RMB	RMB
Outstanding as of 1 January 2022	1,270,445	0.007	28.01
Vested during the year (note)	(1,270,445)
Outstanding as of 31 December 2022	—	—	—

Note: The Group vested the options to certain option holders in advance.

The fair value of share options were valued at grant date using Binomial option-pricing model. Assumptions used in the Binomial option-pricing model are presented below:

Risk free interest rate	2.2%
Expected dividend yield	0
Expected volatility	57.87%
Exercise multiples	2.2
Contractual life	10

Share options outstanding as of 31 December 2023 have the following expiry date and exercise prices:

Share options as of
Grant date	Expiry date	Exercise price	31 December 2023

1 June 2019	31 May 2029	US$0.001	—
Weighted average remaining contractual life of options outstanding at end of period:			Not applicable

Performance Incentive Plan was approved by the board of directors in September 2019. On July 29, 2022, the Company issued 1,927,793 new ordinary shares to certain employees, representing an aggregate 2.0% of the total number of outstanding ordinary shares, at nil consideration in accordance with the Performance Incentive Plan.

A warrant that grants Seefar Global Holdings Limited the right to purchase from the Company 4,655,386 ordinary shares was issued by the Company to Seefar Global Holdings Limited pursuant to the Shareholders Agreement dated July 2022 on the date of Closing (as defined August 2023).

2,698,870 ordinary shares exercisable at any time after the first anniversary of the closing date under the warrant issued to Seefar Global Holdings Limited and 1,956,516 of which have been purchased upon the exercise of Seefar Global Holdings Limited on August 2023.

The share-based compensation expenses of approximately RMB7,514,000 (2022:RMB27,528,000) has been charged to the consolidated statements of comprehensive income in the current year.